Unique ID	loan id	LoanID	Seller Loan ID	Servicer Loan ID	Group	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition
204856587	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2013	7/XX/2013	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. [2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.						-
204856648	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2013	11/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Valuation:	Appraisal not provided.										2	B	B	B	B
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
																																														-
204856662	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2011	4/XX/2011	Primary	Refinance Rate/Term		1	A	A	A	A																	1	A	A	A	A							-
204856602	XXX	XXX	XXX		A	XXX	$XXX	CA	2/XX/2014	1/XX/2014	Investment	Refinance Cash-out - Debt Consolidation		1	A	A	A	A																	1	A	A	A	A							-
204856632	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2013	6/XX/2013	Investment	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2013 which is 0 months prior to consummation. A lookback was performed to determine this application date.						-
204856643	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2013	2/XX/2013	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
																																														-
204856611	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/1996	8/XX/1996	Primary	Purchase		2	B	B	B	B						[3] General - Initial Rate Lock rate date is not documented in file.											2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the settlement fee of $XXX and title courier fee of $XXX as prepaid finance charges. Itemization disclosed the prepaid interest fee as $XXX whereas the HUD disclosed as $XXX.					-
204856687	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2014	10/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Compliance Determined Application Date: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013.  The source for this date is Initial disclosures.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
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204856697	XXX	XXX	XXX		A	XXX	$XXX	CA	10/XX/2013	9/XX/2013	Primary	Refinance Cash-out - Debt Consolidation		3	D	D	D	D						[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																													Yes	TR HUD Deficiency
204856600	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2013	5/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																														-
204856685	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2013	11/XX/2013	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest payment on the Final TIL does not match the maximum interest payment that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" principal payment on the Final TIL does not match the maximum principal payment that may apply during the first five (5) years of the loan.
																																														-
204856705	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2009	5/XX/2009	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
204856677	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2011	3/XX/2011	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2011, prior to three (3) business days from transaction date of 04/XX/2011.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest payment on the Final TIL does not match the maximum interest payment that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" principal payment on the Final TIL does not match the maximum principal payment that may apply during the first five (5) years of the loan.
																																														-
204856655	XXX	XXX	XXX		A	XXX	$XXX	CA	9/XX/2013	5/XX/2013	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
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204856668	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2012	7/XX/2012	Primary	Purchase		2	B	B	B	B						[3] General - Initial Rate Lock rate date is not documented in file.											2	B	B	B	B
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest payment on the Final TIL does not match the maximum interest payment that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" principal payment on the Final TIL does not match the maximum principal payment that may apply during the first five (5) years of the loan.
																																														-
204856610	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2009	2/XX/2009	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
204856691	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		1	A	A	A	A																	1	A	A	A	A							-
204856645	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2016	2/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of XX.XX% exceeds Guideline housing ratio of 33.00000%.
[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 75.00000%.
[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date 07/XX/2016; Disbursement Date: 06/XX/2016; Note Date: 05/XX/2016; Transaction Date: 05/XX/2016
																									Per lender guides the front end ratio max is 33%. Loan was approved with a 33.197% front end ratio. Maximum LTV per guidelines is 75%. Lender used a higher Desk Review value of $XXX as reflected on the Desk Review; however, guidelines states the lower of the two values will be used for funding. HOI policy provided in file, which contains sufficient coverage for the subject property, reflects an effective date of 7/XX/2016. Please provide HOI policy effective at time of loan closing with sufficient coverage.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/04/XX/2016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2016)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File does not contain evidence secondary appraisal delivered to borrower at least 3 business days prior to consummation.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence appraisal dated 4/XX/2016 was provided to borrower at least 3 business days prior to consummation.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence preliminary appraisal dated 4/XX/2016 was provided to borrower at least 3 business days prior to consummation.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations was provided; however, it is not dated to determine if it was obtained within 10 days of application date.
																																														-
204856595	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2021	1/XX/2021	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[2] General - Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: 03/XX/2021											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2021 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2021). (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/03/XX/2021)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7571)

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure  is missing
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated initial application.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: Final Closing Disclosure provided on 03/XX/2021 disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX.  Variance = -$XXX.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosure reflects TOP of $XXX but calculated TOP of $XXX.  Variance = $XXX .which exceeds the $XXX threshold
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee disclosed was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.

REVIEWER - GENERAL COMMENT (2023/XX/13): EXCEPTION HISTORY - Exception Detail was updated on 06/XX/2023 PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2021). (Final/03/XX/2021)
REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): A revised Closing Disclosure dated 4/XX/2021 with the correct figure of $XXX was sent to the borrower on 4/XX/2021. (Unique ID DT23049528103) Doc Date 4/XX/2021 1:12pm. As the loan funded 4/XX/2021 therefore this is the correct figure.
REVIEWER - GENERAL COMMENT (2023/XX/18): No additional documentation was provided to support or clear.
SELLER - GENERAL COMMENT (2023/XX/25): CD Uploaded confirmed  $XXX version was sent 4/XX/21
REVIEWER - GENERAL COMMENT (2023/XX/27): Our client has requested the loan be tested without the application of lender credit to finance charges.
SELLER - GENERAL COMMENT (2023/XX/18): A revised Closing Disclosure dated 4/XX/2021 with the correct figure of $XXX was sent to the borrower on 4/XX/2021. (Unique ID DT23049528103) Doc Date 4/XX/2021 1:12pm. As the loan funded on 4/XX/2021 therefore this is the correct figure. .
REVIEWER - GENERAL COMMENT (2023/XX/18): No additional documentation was provided to support or clear.
SELLER - GENERAL COMMENT (2023/XX/25): CD Uploaded and reflects the correct amount noted by the underwriter $XXX
REVIEWER - GENERAL COMMENT (2023/XX/27): Fees increased in section C on final PCCD.  No documentation of cure located in loan file.
REVIEWER - CURED COMMENT (2023/XX/23): Sufficient Cure Provided At Closing

GENERAL COMMENT (2023/XX/18): A revised Closing Disclosure dated 4/XX/2021 with the correct figure of $XXX was sent to the borrower on 4/XX/2021. (Unique ID DT23049528103) Doc Date 4/XX/2021 1:12pm. As the loan funded 4/XX/2021 therefore this is the correct figure.

GENERAL COMMENT (2023/XX/18): A revised Closing Disclosure dated 4/XX/2021 with the correct figure of $XXX was sent to the borrower on 4/XX/2021. (Unique ID DT23049528103) Doc Date 4/XX/2021 1:12pm. As the loan funded on 4/XX/2021 therefore this is the correct figure. .

GENERAL COMMENT (2023/XX/25): CD Uploaded confirmed  $XXX version was sent 4/XX/21

GENERAL COMMENT (2023/XX/25): CD Uploaded and reflects the correct amount noted by the underwriter $XXX
																																														-
204856628	XXX	XXX	XXX		A	XXX	$XXX	CA	2/XX/2019	1/XX/2019	Investment	Refinance Rate/Term	N/A	2	B	B	B	B
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
Disaster End Date:  XX/XX/XXXX
[3] Appraisal Documentation - Missing Document: Appraisal not provided
[3] Miscellaneous - Missing Document: Credit Payoff Statement(s) not provided
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Application / Processing - Missing Document: Flood Certificate not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Tax Verification
																									Credit report, applications and Appraisal are missing. File is missing a post disaster inspection. Appraisal is not available in the file. File is missing the mortgage payoff for the subject property. Credit report is not available in the file. Flood Certificate is not available in the file. Fraud Report is not available in the file. File is missing the fully executed final application for the subject property. Credit report is not available in the file. Evidence in the file indicates this property recently went through a refinance. The final CD from that refinance transaction is missing.										2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a fully executed initial application.					-
204856621	XXX	XXX	XXX		A	XXX	$XXX	CA	9/XX/2014	6/XX/2014	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B																	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 09/XX/2014 Changed Circumstance not provided for GFE dated 09/XX/2014 from GFE dated 08/XX/2014 [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Valid Changed Circumstance is missing in file for GFE dated 09/XX/2014.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's Initial 1003 is missing in file, Please Provide.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations was acknowledged and signed at closing but the Initial signed transmittal of the list within 3 business days of the application date was not provided in the loan file.
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204856698	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2016	4/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date 07/XX/2016; Disbursement Date: 06/XX/2016; Note Date: 06/XX/2016; Transaction Date: 06/XX/2016	Effective Date is after the later of the disbursement, note or transaction date. Hazard Insurance Policy Effective Date 07/XX/2016; Disbursement Date: 06/XX/2016; Note Date: 06/XX/2016; Transaction Date: 06/XX/2016. Please provide 2015-2016 coverage										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2016)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																																									Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure required	REVIEWER - CURED COMMENT (2023/XX/23): Sufficient Cure Provided At Closing				-
204856656	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2014	7/XX/2014	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B
[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds AUS total debt ratio of 44.11000%.
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds Guideline total debt ratio of 38.00000%.
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Statement
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement
																									Lender calculated net rental income for subject having $XXX positive cash flow. Calculated net rental income is -$XXX. Lender and AUS calculate DTI XX.XX%. Guideline ratio is 38% max. No exception was noted in the file. Mortgage statement is missing for XXX, CA. Final 1003 indicates there is a mortgage on this property, 2 years schedule E show mortgage interest paid. Tax certificate and Insurance document is required for XXX, CA.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2014) [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: As per Appraisal acknowledgement document signed on closing borrower did not select any option. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed and dated 1003 is missing, Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Right To Receive Appraisal Disclosure is required to mitigate this exception.					-
204856674	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2019	3/XX/2019	Primary	Refinance Cash-out - Other	ATR Fail	3	C	C	C	C						[3] Income Documentation - Income Docs Missing:: Borrower: XXX CPA Letter [3] Income Documentation - Income documentation requirements not met. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Income Docs Missing. Form 1065, CPA Letter & K-1 not provided Loan is missing employment verification Hazard Insurance Coverage Amount is insufficient. Replacement cost estimator not provided.
REVIEWER - GENERAL COMMENT (2023/XX/13): EXCEPTION HISTORY - Exception Explanation was updated on 06/XX/2023 PRIOR Exception Explanation: CPA Letter, K-1 (2016), K-1 (2017)
REVIEWER - GENERAL COMMENT (2023/XX/13): The file is still missing third party verification for XXX.
REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): 2018/2017/2016 1065s, K1s, P&L, and Balance Sheet are in file for XXX. The P&L and BS thru April 2019 relfects a Net Income of $XXX/4 = $XXX which supports the income used for qualification. Slight decrease in income in 2018 is not an issue. CPA letter moot. VOB could not be found.
REVIEWER - GENERAL COMMENT (2023/XX/21): Third Party Verification for the existence of the Borrower's business, XXX, within 120 days of the Note date has not been provided. A CPA letter, or online State Business entity search, or similar verification showing the business is active was not in the file. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/25): Provide missing Third-Party Employment Verification. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/13): The file is still missing income documents for XXX, including third party verification and/or CPA letter.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear. Provide missing Third Party Verification/CPA Letter.
SELLER - GENERAL COMMENT (2023/XX/18): 2018/2017/2016 1065s, K1s, P&L, and Balance Sheet are in file for XXX. The P&L and BS thru April 2019 relfects a Net Income of $XXX/4 = $XXX which supports the income used for qualification. Slight decrease in income in 2018 is not an issue. VOB could not be found.
REVIEWER - GENERAL COMMENT (2023/XX/21): Third Party Verification for the existence of the Borrower's business, XXX, within 120 days of the Note date has not been provided. A CPA letter, or online State Business entity search, or similar verification showing the business is active was not in the file. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): File submitted as Safe Harbor QM. Per the requirements the following documents are missing: Third party verification verifying dates of operation and good standing for all business entities, most recent 2 year 1065's for XXX and XXX and 2017 1065's for XXX. In addition, Safe Harbor requires current leases for all properties reflecting/using rental income. Condition remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
[3] Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 46.92% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2019)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2019 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2162126)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2019). (Final/05/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2019 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/05/XX/2019)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 05/XX/2019 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation

Federal Compliance - Check Loan Designation Match - QM: The loan does not meet QM income requirements, causing the loan to waterfall through the QM Testing.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Verbal VOE, CPA Letter, or other Third Party Verification is missing in loan file.
Federal Compliance - General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Based on the system generated qualification method for Non Qualified Mortgage of Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment, the Debt ratio of 46.91862% exceeds the maximum limit allowed as shown in the guides.
Federal Compliance - Partnership Income Documentation Test: The loan does not meet QM income requirements, causing the loan to waterfall through the QM Testing.
Federal Compliance - Partnership Income Documentation Test: No documentation provided to address this exception.  The file is still missing income documents for XXX, including third party verification and/or CPA letter.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan does not meet QM income requirements, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan does not meet QM income requirements, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan does not meet QM income requirements, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan does not meet QM income requirements, causing the loan to waterfall through the QM Testing.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 not executed by Loan Officer / Lender.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: Final Closing Disclosure provided on 05/XX/2019 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge disclosed on Final Closing Disclosure as $XXX. Calculated Finance Charge is $XXX for an over disclosed amount of $XXX. Reason for Finance Charge over disclosure is unknown as the Compliance Findings are missing.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: Final Closing Disclosure provided on 05/XX/2019 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Corrected Closing Disclosure provided on or after 05/XX/2019 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation

REVIEWER - GENERAL COMMENT (2023/XX/13): The file is still missing income documents.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear.
SELLER - GENERAL COMMENT (2023/XX/18): Please review income documents in file as noted from exception items above.
REVIEWER - GENERAL COMMENT (2023/XX/21): Third Party Verification for the existence of the Borrower's business, XXX, within 120 days of the Note date has not been provided. A CPA letter, or online State Business entity search, or similar verification showing the business is active was not in the file. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): File submitted as Safe Harbor QM. Per the requirements the following documents are missing: Third party verification verifying dates of operation and good standing for all business entities, most recent 2 year 1065's for XXX and XXX and 2017 1065's for XXX. In addition, Safe Harbor requires current leases for all properties reflecting/using rental income. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/13): The file is still missing the third party verification or CPA letter for XXX.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear. Provide missing Third Party Verification/CPA Letter.
REVIEWER - GENERAL COMMENT (2023/XX/01): EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
SELLER - GENERAL COMMENT (2023/XX/18): 2018/2017/2016 1065s, K1s, P&L, and Balance Sheet are in file for XXX. The P&L and BS thru April 2019 relfects a Net Income of $XXX/4 = $XXX which supports the income used for qualification. Slight decrease in income in 2018 is not an issue. VOB could not be found.
REVIEWER - GENERAL COMMENT (2023/XX/21): Third Party Verification for the existence of the Borrower's business, XXX, within 120 days of the Note date has not been provided. A CPA letter, or online State Business entity search, or similar verification showing the business is active was not in the file. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): File submitted as Safe Harbor QM. Per the requirements the following documents are missing: Third party verification verifying dates of operation and good standing for all business entities, most recent 2 year 1065's for XXX and XXX and 2017 1065's for XXX. In addition, Safe Harbor requires current leases for all properties reflecting/using rental income. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): Disagree with finding. Fully amortizing ARM and at least 7 years fixed - ok for QM to qualify at note rate.
REVIEWER - GENERAL COMMENT (2023/XX/21): The DTI calculated in accordance with the 1026.43(c)(5) of 46.92% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.) Exception remains as Loan is considered Non-QM due to current missing documentation.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/25): DTI calculated in accordance with the 10426.43(c)(5) of 46.92% moderately exceeds the guideline maximum of 43.00%. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/13): No documentation provided to address this exception.  The file is still missing income documents for XXX, including third party verification and/or CPA letter.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear. Provide missing Third Party Verification/CPA Letter.
SELLER - GENERAL COMMENT (2023/XX/18): 2018/2017/2016 1065s, K1s, P&L, and Balance Sheet are in file for XXX. The P&L and BS thru April 2019 relfects a Net Income of $XXX/4 = $XXX which supports the income used for qualification. Slight decrease in income in 2018 is not an issue. VOB could not be found.
REVIEWER - GENERAL COMMENT (2023/XX/21): Third Party Verification for the existence of the Borrower's business, XXX, within 120 days of the Note date has not been provided. A CPA letter, or online State Business entity search, or similar verification showing the business is active was not in the file. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): File submitted as Safe Harbor QM. Per the requirements the following documents are missing: Third party verification verifying dates of operation and good standing for all business entities, most recent 2 year 1065's for XXX and XXX and 2017 1065's for XXX. In addition, Safe Harbor requires current leases for all properties reflecting/using rental income. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear. Provide missing Third Party Verification/CPA Letter.
SELLER - GENERAL COMMENT (2023/XX/18): 2018/2017/2016 1065s, K1s, P&L, and Balance Sheet are in file for XXX. The P&L and BS thru April 2019 relfects a Net Income of $XXX/4 = $XXX which supports the income used for qualification. Slight decrease in income in 2018 is not an issue. VOB could not be found.
REVIEWER - GENERAL COMMENT (2023/XX/21): Third Party Verification for the existence of the Borrower's business, XXX, within 120 days of the Note date has not been provided. A CPA letter, or online State Business entity search, or similar verification showing the business is active was not in the file. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): File submitted as Safe Harbor QM. Per the requirements the following documents are missing: Third party verification verifying dates of operation and good standing for all business entities, most recent 2 year 1065's for XXX and XXX and 2017 1065's for XXX. In addition, Safe Harbor requires current leases for all properties reflecting/using rental income. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): Disagree with finding. XXX - the Lease Agreement for XXX and 3 year 1040 Tax Returns are provided and in file. The Lease Agreement for XXX reflects a monthly rent of $XXX (or $XXX/yr) which fully supports the more conservative rental income received amounts used for income qualification of $XXX in 2018 and $XXX in 2017 making the lease agreement for XXX moot/irrelevant.
REVIEWER - GENERAL COMMENT (2023/XX/21): Reviewed documentation for XXX. Guidelines state "Rental income from other 1 to 4 unit rental properties (not the subject),which are owned by, but not occupied by, the Borrower, is shown in the Schedule of Real Estate Owned section of the application and is verified with two (2) years Federal tax returns AND current leases or management company agreements" Returns were provided. No Lease provided as required. No management company agreement provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/25): No supporting trailing documentation was provided to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Disagree with finding. XXX, CA is a commercial property as noted on tax returns and in the income workbook. Lease agreements were not in file/required by UW, however the UW hit for the total expenses as most conservative so income was fully supported.
REVIEWER - GENERAL COMMENT (2023/XX/21): Per guidelines. "Rental Agreements are required for any rental listed in the Real Estate Owned section of the loan application and shown on Schedule E - Section1 of the Borrower’s Federal Tax Returns when rental income is used for qualifying, including ... commercial rental properties." No lease was provided for  XXX. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX gui

GENERAL COMMENT (2023/XX/18): 2018/2017/2016 1065s, K1s, P&L, and Balance Sheet are in file for XXX. The P&L and BS thru April 2019 relfects a Net Income of $XXX/4 = $XXX which supports the income used for qualification. Slight decrease in income in 2018 is not an issue. VOB could not be found.

GENERAL COMMENT (2023/XX/18): Disagree with finding. Fully amortizing ARM and at least 7 years fixed - ok for QM to qualify at note rate.

GENERAL COMMENT (2023/XX/18): 2018/2017/2016 1065s, K1s, P&L, and Balance Sheet are in file for XXX. The P&L and BS thru April 2019 relfects a Net Income of $XXX/4 = $XXX which supports the income used for qualification. Slight decrease in income in 2018 is not an issue. VOB could not be found.

GENERAL COMMENT (2023/XX/18): 2018/2017/2016 1065s, K1s, P&L, and Balance Sheet are in file for XXX. The P&L and BS thru April 2019 relfects a Net Income of $XXX/4 = $XXX which supports the income used for qualification. Slight decrease in income in 2018 is not an issue. VOB could not be found.

GENERAL COMMENT (2023/XX/18): 2018/2017/2016 1065s, K1s, P&L, and Balance Sheet are in file for XXX. The P&L and BS thru April 2019 relfects a Net Income of $XXX/4 = $XXX which supports the income used for qualification. Slight decrease in income in 2018 is not an issue. VOB could not be found.

GENERAL COMMENT (2023/XX/18): Disagree with finding.XXX, CA is a commercial property as noted on tax returns and in the income workbook. Lease agreements were not in file/required by UW, however the UW hit for the total expenses as most conservative so income was fully supported.

GENERAL COMMENT (2023/XX/18): Disagree with finding. XXX, CA is a commercial property as noted on tax returns and in the income workbook. Lease agreements were not in file/required by UW, however the UW hit for the total expenses as most conservative so income was fully supported.

GENERAL COMMENT (2023/XX/18): Disagree with finding. XXX, CA is a commercial property as noted on tax returns and in the income workbook. Lease agreements were not in file/required by UW, however the UW hit for the total expenses as most conservative so income was fully supported.

GENERAL COMMENT (2023/XX/18): Disagree with finding. XXX - the Lease Agreement for XXX and 3 year 1040 Tax Returns are provided and in file. The Lease Agreement for XXX reflects a monthly rent of $XXX (or $XXX/yr) which fully supports the more conservative rental income received amounts used for income qualification of $XXX in 2018 and $XXX in 2017 making the lease agreement for XXX moot/irrelevant.

GENERAL COMMENT (2023/XX/18): Please review income documents in file as noted from exception items above.

GENERAL COMMENT (2023/XX/18): 2018/2017/2016 1065s, K1s, P&L, and Balance Sheet are in file for XXX. The P&L and BS thru April 2019 relfects a Net Income of $XXX/4 = $XXX which supports the income used for qualification. Slight decrease in income in 2018 is not an issue. CPA letter moot. VOB could not be found.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.20) state lease agreements are only required for residential 1-4 unit properties. See also 302-1.8.20a under "Commercial Properties" section of table, which states no lease agreements are required and that the reviewer takes income calculation from applicable tax returns (gross rents less gross expenses with depreciation/amortiziation added back).

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.20) state lease agreements are only required for residential 1-4 unit properties. See also 302-1.8.20a under "Commercial Properties" section of table, which states no lease agreements are required and that the reviewer takes income calculation from applicable tax returns (gross rents less gross expenses with depreciation/amortiziation added back).

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.20) state lease agreements are only required for residential 1-4 unit properties. See also 302-1.8.20a under "Commercial Properties" section of table, which states no lease agreements are required and that the reviewer takes income calculation from applicable tax returns (gross rents less gross expenses with depreciation/amortiziation added back).

GENERAL COMMENT (2023/XX/25): Agree with error

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
																																														TILA ATR/QM
204856701	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2014	2/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 02/XX/2014 [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Error: Days before settlement rate must be locked is blank. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.					-
204856681	XXX	XXX	XXX		A	XXX	$XXX	WA	9/XX/2015	7/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM	3	C	C	B	B						[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: AUS not provided	Missing AUS used at origination.										3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2015)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
																																										REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application.				TILA ATR/QM
204856673	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2019	6/XX/2019	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C						[3] Income Documentation - Income Docs Missing:: Borrower: XXX Trust Agreement	Trust Agreement is missing in this loan file.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Trust Income Documentation: Qualified Mortgage (Dodd-Frank 2014): Trust income documentation requirement not met. (XXX Retired/Trust Income)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2019)
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12401487)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 04/XX/2019. (XXX XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 04/XX/2019. (XXX XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)

Federal Compliance - Check Loan Designation Match - QM: Loan designation mismatch is due to missing 2018 tax return.
Federal Compliance - Trust Income Documentation: Trust income documentation requirement not met.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Missing Employment Dates to verify two years current employment.
Federal Compliance - Self-Employed Tax Return Recency: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019, Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 04/XX/2019.
Federal Compliance - Self-Employed Tax Return Recency: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019, Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019, Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 04/XX/2019.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019, Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019.
																																														TILA ATR/QM
204856690	XXX	XXX	XXX		A	XXX	$XXX	CA	11/XX/2016	9/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Loan Originator not found on NMLS website. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee.					-
204856644	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2018	1/XX/2018	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	2	B	B	B	B
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 694 is less than Guideline representative FICO score of 700.
[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2007
																									Missing credit report for XXX. E-sign Consent Agreement is missing. Representative FICO score of 694 is less than Guideline representative FICO score of 700. Borrower VVOE not within 10 days of note date; and Co-Borrower VVOE was not provided. Borrower VVOE not within 10 days of note date; and Co-Borrower VVOE was not provided. Borrower VVOE not within 10 days of note date.
REVIEWER - GENERAL COMMENT (2023/XX/28): Representative FICO score of 694 is less than Guideline representative FICO score of 700.
SELLER - GENERAL COMMENT (2023/XX/18): Agree.
REVIEWER - GENERAL COMMENT (2023/XX/21): Provide missing Borrower VVOE within 10 business days of the Note and the Co-Borrower Initial VVOE and VVOE within 10 Business Days of the Note. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Agree.
REVIEWER - GENERAL COMMENT (2023/XX/21): Provide missing Co-Borrower VVOE. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear.
SELLER - GENERAL COMMENT (2023/XX/18): Agree.
REVIEWER - GENERAL COMMENT (2023/XX/21): Provide missing Borrower VVOE within 10 Business days of the Note and the Co-Borrowers Initial VVOE and VVOE within 10 business days of the Note. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing documents reviewed unable to clear.
SELLER - GENERAL COMMENT (2023/XX/18): Agree.
REVIEWER - GENERAL COMMENT (2023/XX/21): Provide missing Co-Borrower VVOE within 10 Business Days of the Note. Exception remains.
																																			2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)

Federal Compliance - ARM Disclosure Compliant Test: ARM Disclosure is not dated or signed.
Federal Compliance - ARM Disclosure Timing Test: ARM Disclosure is not dated or signed.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure and ARM disclosure is missing
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided
																																										REVIEWER - CURED COMMENT (2023/XX/24): Sufficient Cure Provided At Closing	GENERAL COMMENT (2023/XX/18): Agree. GENERAL COMMENT (2023/XX/18): Agree. GENERAL COMMENT (2023/XX/18): Agree. GENERAL COMMENT (2023/XX/18): Agree. GENERAL COMMENT (2023/XX/18): Agree.			-
204856581	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2015	11/XX/2015	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX, UT Insurance Verification, Tax Verification Insurance Verification	REO - Property XXX, tax and insurance verification is missing in loan file .										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)

Federal Compliance - ARM Disclosure Status Test: ARM Loan Program disclosure or ARM disclosure is not signed and dated and this need to be provided to borrower within 10 from application date hence please provide this document if required .
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet is missing in loan file hence please provide this document if required.
Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to verify Loan originator XXX's NMLS detail on NMLS site  not search detail is reflecting hence instated  as 1/XX/2011 hence please provide exception if required
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Cure of $XXX was provided for 10%  Tolerance fee increase.
																																										REVIEWER - CURED COMMENT (2023/XX/24): Sufficient Cure Provided At Closing				-
204856598	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2019	4/XX/2019	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2019)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
																																									Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Confirmation of the appraisal sent to the borrower not provided Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee is an SSPL fee not listed on the initial loan estimate.	REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				-
204856620	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2018	4/XX/2018	Primary	Purchase	Non QM	3	C	C	C	C
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2015
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2016
																									E-sign Consent Agreement is missing in the file. Subject property was appraised on XX/XX/XXXX prior to the FEMA disaster (XXX) dated XX/XX/XXXX. File is missing a property inspection dated after the disaster, or the lander's Rep and warranty attestation along with visible confirmation that the subject property was not damaged. Verification(s) of employment is not within 10 business days of the Note. Verification(s) of employment is not within 10 business days of the Note
BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property
REVIEWER - GENERAL COMMENT (2023/XX/31): BPO provided prior to disaster end date does not reflect damage.
REVIEWER - RE-OPEN COMMENT (2023/XX/01): .
REVIEWER - RE-GRADED COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage.
REVIEWER - GENERAL COMMENT (2023/XX/03): Program AG7C Portfolio Guidelines state: Verbal Verification of employment must be dated within 10 business days of the Note date. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/03): Program AG7C Portfolio Guidelines state: Verbal Verification of employment must be dated within 10 business days of the Note date. Condition remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12402405)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/05/XX/2018)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2018)

Federal Compliance - Check Loan Designation Match - QM: QM failure due to missing signed and dated tax returns for the most recent 2 years and due to the missing income/employment documentation.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: 1040 tax returns for 2017 and 2016 are in the file but are not signed or dated.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: 1040 tax returns for 2017 and 2016 are in the file but are not signed or dated.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: File is missing third party verification of the self-employment dates for the borrower's prior employment to confirm 2 full years have been verified.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement missing from file.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: File does not contain evidence the revised Loan Estimate dated 05/XX/2018 was received by borrower prior to initial CD.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: File does not contain evidence the revised Loan Estimate dated 05/XX/2018 was received by borrower at least 4 business days prior to closing.

REVIEWER - GENERAL COMMENT (2023/XX/03): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/03): Trailing docs did not contain any docs to clear this exception.

Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

Property inspected post disaster but pre-FEMA declaration of disaster end date.
																																														TILA ATR/QM
204856623	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2017	1/XX/2017	Primary	Refinance Rate/Term	Non QM	3	C	C	C	C						[3] Income Documentation - Income Docs Missing:: Borrower: XXX Balance Sheet [3] Income Documentation - Income Docs Missing: [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	File is missing the following: XXX: year to date signed/dated balance sheet and third party verification dated within 21 days of the note date, XXX & XXX: year to date signed/dated balance sheet. File is missing the following: XXX: year to date signed/dated balance sheet and third party verification dated within 21 days of the note date, XXX & XXX: year to date signed/dated balance sheet.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX/S-Corp)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)

Federal Compliance - Check Loan Designation Match - QM: File is missing the following: XXX: year to date signed/dated balance sheet and third party verification dated within 21 days of the note date, XXX & XXX: year to date signed/dated balance sheet.
Federal Compliance - Partnership Income Documentation Test: File is missing the following: XXX: year to date signed/dated balance sheet and third party verification dated within 21 days of the note date, XXX & XXX: year to date signed/dated balance sheet.
Federal Compliance - S-Corp Income Documentation Test: File is missing the following: XXX: year to date signed/dated balance sheet and third party verification dated within 21 days of the note date, XXX & XXX: year to date signed/dated balance sheet.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of borrower's earlier receipt was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
																																														TILA ATR/QM
204856594	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2018	7/XX/2018	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2018	E-sign Consent Agreement is missing. Missing Verbal Verification of Employment VVOE for borrower is missing from the loan file. Verification(s) of employment is missing										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/XX/2018 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/08/XX/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/XX/2018 incorrectly disclosed whether the Interest Rate can change. (Final/08/XX/2018)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure not provided to the borrower.
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure provided on 08/XX/2018 did not disclose the required Lender Contact Information
Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Test: Final Closing Disclosure provided on 08/XX/2018 incorrectly disclosed whether the Interest Rate can change.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.
																																										REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				-
204856622	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2020	10/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B
[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2006
[2] General - Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: 12/XX/2020
[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: XX.XX%
QM qualifying DTI: XX.XX%
[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.
																									VVOE is not provided for employer XXX for borrower XXX. Application date on or after 10/XX/2020 however as per ARM note index type considered as LIBOR - 1 Year (Daily). Documentation in file support calculated DTI. Loan was AUS approved with a DTI of 43.37%, but the loan is missing supporting income documentation for rental income and Mortgage Insurance Certificate and is waterfalling to ATR/QM standard DTI requirement of maximum 43%.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2020)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2021). (Final/12/XX/2020)
																																									Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet is not provided. Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's Initial 1003 is not provided. Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on 02/XX/2020 disclosed a finance charge of $XXX. calculated finance charge is $XXX, resulting in a variance of -$XXX.	REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application. SELLER - GENERAL COMMENT (2023/XX/18): Agree. CD figures changed from time of closing/final CD to post closing/CD. REVIEWER - GENERAL COMMENT (2023/XX/21): No additional documentation provided. Exception remains.	GENERAL COMMENT (2023/XX/18): Agree. CD figures changed from time of closing/final CD to post closing/CD.			-
204856679	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2020	7/XX/2020	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX [3] General - Missing Document: COVID-19 Attestation not provided	E-sign Consent Agreement is missing. The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there were no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date. COVID-19 document is missing	BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property REVIEWER - GENERAL COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage.						[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2020	Appraisal was made subject to and 442 is not in images.		2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2020) [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence the borrowers received the appraisal. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.					-
204856686	XXX	XXX	XXX		A	XXX	$XXX	CA	1/XX/2018	11/XX/2017	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 9.00. [3] Income Documentation - REO Documents are missing.: Address: XXX, MA Insurance Verification, Tax Verification	The borrower has insufficient funds for the 9 months of reserves required by guidelines. The borrower has insufficient funds for the 9 months of reserves required by guidelines.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2017)						-
204856608	XXX	XXX	XXX		A	XXX	$XXX	CA	10/XX/2019	9/XX/2019	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 2.04 is less than Guideline PITIA months reserves of 9.00. [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Refinance purpose discrepancy.: Loan refinance purpose of Cash-out - Other does not match Guideline loan refinance purpose of Rate/Term.	9 months reserves required per guidelines. Borrower has insufficient asset funds to cover reserve requirements. Borrower received cash out at closing on a rate/term refinance which does not meet guidelines.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Point Fee  was disclosed as $XXX on the Initial Loan Estimate, but disclosed as $XXX on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase not provided.
																																														-
204856650	XXX	XXX	XXX		A	XXX	$XXX	CA	7/XX/2017	7/XX/2017	Investment	Purchase	N/A	2	B	B	B	B						[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower. [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.	Borrowers have insufficient assets to cover funds to close and reserves. Borrowers have insufficient assets to cover funds to close and reserves. Borrowers have insufficient assets to cover funds to close and reserve requirements. Borrowers have insufficient assets to cover funds to close and reserves.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2017)						-
204856682	XXX	XXX	XXX		A	XXX	$XXX	CA	11/XX/2015	9/XX/2015	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2015)
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Truth in Lending Act (Early TIL Disclosure): Fees, other than for a credit report, charged before early TIL disclosure received by borrower.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

Federal Compliance - ARM Disclosure Timing Test: Missing proof the TIL variable rate disclosure: ARM loan program disclosure was provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet Disclosure Status: Missing proof the Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan was re designated to non qm
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Received signed copy of right to received copy of the appraisal on note date initial signed copy not provided
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Calculated finance charges are $XXX and as per TIL documents it is $XXX showing variance of -$XXX.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Received initial TIL documents on 09/XX/2015 Initial TIL was not sent within three (3) business days of the creditor application date
Federal Compliance - TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Fees, other than for a credit report, charged before early TIL disclosure was received by borrower.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due updated. Final TIL refelcts 84 months.
																																														-
204856633	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2020	4/XX/2020	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2020)						-
204856604	XXX	XXX	XXX		A	XXX	$XXX	CA	11/XX/2014	10/XX/2014	Primary	Purchase	Non QM	3	C	C	C	C						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX [3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2014	Documentation from lender/seller confirming the condo is warrantable is missing in file, Please Provide.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX./S-Corp)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 10/XX/2014 Changed Circumstance not provided for GFE dated 10/XX/2014 from GFE dated 10/XX/2014
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.

Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have been cured/cleared.
Federal Compliance - S-Corp Income Documentation Test: One or more of the following documents is missing: 1) Most recent 2 yrs Signed and Dated Personal Tax returns; 2) Most recent 2 yrs Signed and Dated S-Corp Returns; 3) Most recent YTD quarterly P&L Statement (if 1120S > 90 days old at application); 4) Balance Sheet (if 1120S > 90 days old at application or does not include Sched L) is required to verify the S-Corp income.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing in file, Please Provide.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: HOEPA disclosure was not provided to the Borrower
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Valid Changed Circumstance is not provided to borrower for GFE dated 10/XX/2014, Please Provide.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial Lender's 1003 not provided.
Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Loan originator was not licensed.
Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Loan officer was not approved until after loan closed.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: HUD Settlement Booklet is missing in file, Please Provide.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine difference, itemization of amount financed was not provided.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Maximum rate is achieved 12/XX/23.

REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs were not uploaded.
SELLER - GENERAL COMMENT (2023/XX/18): Disagree with finding. Per Compliance Eagle QM Findings Report, Safe Harbor has been met.
REVIEWER - GENERAL COMMENT (2023/XX/22): EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
REVIEWER - GENERAL COMMENT (2023/XX/22): Safe Harbor QM requires 2 years of signed and dated business tax returns.  The file only has returns for 1120 S for 2013.  Documentation indicates the business start date was in 2012, and should have returns available to provide.
REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs were not uploaded.
SELLER - GENERAL COMMENT (2023/XX/18): Borrower (XXX) is a XXX since 1999. Per CPA notes, she has always filed Sched C in the past along with W2s. Borrower created 'XXX', an S-Corp, in April, 2013 (supported by CA Secretary of State filing, is the 100% owner, and now receives K1 & W2 wages. To simplify the calculations, the UW used the 2012 Sched C as if it were an S-Corp, added $XXX back in 2013 for contribution to her retirement account and used the 2013/2012 average as most conservative. Continued increases in income were supported with the P&L and CPA letter. 2013 1120S in file supports $XXX compensation to officers, $XXX in ordinary business income, and $XXX in distributions. 2013 W2 in file supports $XXX in box 1/5 earnings. 2013 1040s in file support 1120S business under the name 'XXX'; 2012 1040s in file support a Sched C business under the name 'XXX'. LOE in file from CPA dated 10/XX/2014 clearly explains the transition from Sched C to 1120S and the fact that it does not have any employees or inventory, so if the Bwr wished to use any business funds from the XXX account, it wouldn't negatively impact her ability to operate the business profitably. Therefore and likewise, the fact that a Balance Sheet wasn't provided or in file would also not have any impact to the ability to repay for this loan transaction. The P&L fully supported the income used for qualification.
REVIEWER - GENERAL COMMENT (2023/XX/22): Safe Harbor QM requires 2 years of signed and dated business tax returns.  The file only has returns for 1120 S for 2013.  Documentation indicates the business start date was in 2012, and should have returns available to provide.

GENERAL COMMENT (2023/XX/18): Borrower (XXX) is a XXX since 1999. Per CPA notes, she has always filed Sched C in the past along with W2s. Borrower created 'XXX', an S-Corp, in April, 2013 (supported by CA Secretary of State filing, is the 100% owner, and now receives K1 & W2 wages. To simplify the calculations, the UW used the 2012 Sched C as if it were an S-Corp, added $XXX back in 2013 for contribution to her retirement account and used the 2013/2012 average as most conservative. Continued increases in income were supported with the P&L and CPA letter. 2013 1120S in file supports $XXX compensation to officers, $XXX in ordinary business income, and $XXX in distributions. 2013 W2 in file supports $XXX in box 1/5 earnings. 2013 1040s in file support 1120S business under the name 'XXX'; 2012 1040s in file support a Sched C business under the name 'XXX'. LOE in file from CPA dated 10/XX/2014 clearly explains the transition from Sched C to 1120S and the fact that it does not have any employees or inventory, so if the Bwr wished to use any business funds from the XXX account, it wouldn't negatively impact her ability to operate the business profitably. Therefore and likewise, the fact that a Balance Sheet wasn't provided or in file would also not have any impact to the ability to repay for this loan transaction. The P&L fully supported the income used for qualification.

GENERAL COMMENT (2023/XX/18): Disagree with finding. Per Compliance Eagle QM Findings Report, Safe Harbor has been met.
																																														TILA ATR/QM
204856582	XXX	XXX	XXX		A	XXX	$XXX	CA	1/XX/2019	12/XX/2018	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A																	1	A	A	A	A							-
204856585	XXX	XXX	XXX		A	XXX	$XXX	CA	10/XX/2017	9/XX/2017	Primary	Purchase	ATR Fail	3	C	C	C	C
[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2017
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2016
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2016
																									File does not contain documentation from lender/seller confirming the condo is warrantable. The verification of employment for the co-borrower is not dated to verify the timing requirements of the guidelines. Start date and length of employment is not verified for coborrower.
SELLER - GENERAL COMMENT (2023/XX/18): VOE completed in file is not dated.
REVIEWER - GENERAL COMMENT (2023/XX/21): A VVOE dated within 10 business days prior to the note date as required by the guidelines is missing.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): VOE completed in file is not dated.
REVIEWER - GENERAL COMMENT (2023/XX/21): A VVOE dated within 10 business days prior to the note date as required by the guidelines is missing.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): VOE completed in file is not dated.
REVIEWER - GENERAL COMMENT (2023/XX/21): A VVOE dated within 10 business days prior to the note date as required by the guidelines is missing.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/10/XX/2017)

Federal Compliance - Check Loan Designation Match - ATR: The file is missing income and credit requirements, causing the loan to waterfall through the QM Testing.
Federal Compliance - General Ability To Repay Provision Employment - W-2: File is missing verification of employment from a reliable third party for coborrower, causing the loan to waterfall through the QM Testing.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: The file is missing income and credit requirements, causing the loan to waterfall through the QM Testing.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: The VVOE for the co-borrower isn't dated, so unable to verify if met tiiming requirements of guidelines, causing the loan to waterfall through the QM Testing.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.

SELLER - GENERAL COMMENT (2023/XX/18): VOE for B2 is incomplete and missing date but VOR was completed in file via credit supplement.
REVIEWER - GENERAL COMMENT (2023/XX/21): Credit Supplement reflecting rental payment history was provided.  However, loan failed ATR due to missing a VVOE dated within 10 business days prior to the note date as required by the guidelines.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/25): No supporting trailing documentation was provided to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): VOE completed in file is not dated.
REVIEWER - GENERAL COMMENT (2023/XX/21): Credit Supplement reflecting rental payment history was provided.  However, loan is still ATR risk due to missing a VVOE dated within 10 business days prior to the note date as required by the guidelines.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): VOE for B2 is incomplete and missing date but VOR was completed in file via credit supplement.
REVIEWER - GENERAL COMMENT (2023/XX/21): Credit Supplement reflecting rental payment history was provided.  However, loan is still at ATR risk due to missing a VVOE dated within 10 business days prior to the note date as required by the guidelines.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): VOE completed in file is not dated.
REVIEWER - GENERAL COMMENT (2023/XX/21): Credit Supplement reflecting rental payment history was provided.  However, loan is still ATR risk due to missing a VVOE dated within 10 business days prior to the note date as required by the guidelines.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.
REVIEWER - GENERAL COMMENT (2023/XX/29): Missing Initial signed/dated 1003.
REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.

GENERAL COMMENT (2023/XX/18): VOE completed in file is not dated.

GENERAL COMMENT (2023/XX/18): VOE completed in file is not dated.

GENERAL COMMENT (2023/XX/18): VOE for B2 is incomplete and missing date but VOR was completed in file via credit supplement.

GENERAL COMMENT (2023/XX/18): VOE completed in file is not dated.

GENERAL COMMENT (2023/XX/18): VOE completed in file is not dated.

GENERAL COMMENT (2023/XX/18): VOE completed in file is not dated.

GENERAL COMMENT (2023/XX/18): VOE for B2 is incomplete and missing date but VOR was completed in file via credit supplement.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
																																														TILA ATR/QM
204856609	XXX	XXX	XXX		A	XXX	$XXX	CA	10/XX/2017	9/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing E-sign Consent Agreement.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																									Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower(s) within three (3) days of application. Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet was not provided to the borrower(s). Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Copy of Appraisal was not provided (3) business days prior to consummation. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Missing Affiliated Business Arrangement Disclosure to borrower(s).					-
204856631	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2019	2/XX/2019	Primary	Purchase	Safe Harbor QM	2	B	B	B	B
[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Eligibility - Asset Verification Level is less than 4.: Borrower: XXX Asset Verification Level: Level 3-Stated/Partially Verified
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Stocks / Account Number: XXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only, W-2 (2017), W-2 (2018)
[3] Income Documentation - Income documentation requirements not met.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Application / Processing - Missing Document: Flood Certificate not provided
[3] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
																									Borrower has insufficient asset documentation to cover funds to close and reserves. 2 months statements not provided in file. 2 months statements not provided in file. 2 months statements not provided in file. VVOE - Employment Only, W-2 (2017), W-2 (2018) is missing in file. 2 years W-2's, VVOE not provided in file. Estimated cost new $XXX. Total coverage $XXX. Coverage shortfall $XXX. Flood Certificate is missing in file. File is missing borrowers most recent 12 month rental pay history.
REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/02): VVOE was provided, condition remains for missing 2017 and 2018 W2's.
REVIEWER - GENERAL COMMENT (2023/XX/02): VVOE was provided, condition remains for missing 2017 and 2018 W2's.
REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
																																			2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019)
																																									Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file showing borrower received copy of appraisal.					-
204856696	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2016	10/XX/2016	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	2	B	B	B	B						[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Note-Subordinate Lien is missing in file, Please provide.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender's Initial 1003 is missing in file, Please provide.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee disclosed was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC or cure.
																																														-
204856596	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2015	10/XX/2015	Primary	Purchase	Non QM	3	C	C	C	C						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2015 [3] Income Documentation - REO Documents are missing.: Address: XXX, CO, Address: XXX, CO Lease Agreement Lease Agreement	File does not contain documentation from lender/seller which will confirm Condo is warrantable or not. Guidelines require lease for schedule E rental income support.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015)
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
																																									Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor QM					TILA ATR/QM
204856665	XXX	XXX	XXX		A	XXX	$XXX	CA	11/XX/2017	10/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in this loan file.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2017)
																																									Federal Compliance - ARM Disclosure Compliant Test: ARM Disclosure not provided. Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure not provided. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.					-
204856591	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2017	6/XX/2017	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2017											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2017)
																																									Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing evidence of Initial 1003. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.					-
204856702	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2015	4/XX/2015	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Other)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2015)
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/S-Corp)
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.

Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/clear
Federal Compliance - Other Income - Not to be used for qualifying: Borrower is working as a XXX in his family business, he doesn't has any ownership. Hence considered that income in Other.
Federal Compliance - S-Corp Income Documentation Test: Most recent signed & dated Business and personal tax return of year 2014 is not present in file for XXX.
Federal Compliance - S-Corp Income Documentation Test: Most recent signed & dated Business and personal tax return of year 2014 is not present in file for XXX.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure was not present in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Statement was not provided to applicant within three (3) business days of application.
Federal Compliance - Self-Employed Tax Return Recency: Most recent signed & dated Business and personal tax return of year 2014 is not present in file for XXX.
Federal Compliance - Self-Employed Tax Return Recency: Most recent signed & dated Business and personal tax return of year 2014 is not present in file for XXX.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Note date is 08/XX/2015 and 2014 Business and personal Tax return is not present in file for Borrower.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Note date is 08/XX/2015 and 2014 Business and personal Tax return is not present in file for Co-Borrower.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Initial TIL was not sent to Borrower within three (3) business days of the creditor application date.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Maximum Ever date 10/XX/2024 is updated as per final TIL dated 08/XX/2015.

REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.
																																														TILA ATR/QM
204856654	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2017	6/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is missing from the file										2	B	B	B	B
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 03/XX/2017. (XXX XXX/S-Corp)
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)

Federal Compliance - Self-Employed Tax Return Recency - ATR: File was missing most recent tax return. Note date is 08/XX/2017 and latest tax return is of 2015. Lender to provide tax return of 2016.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Right to cancel expiration date is 08/XX/2017 however expected date is 08/XX/2017.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
																																														-
204856626	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2016	5/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2016)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on 06/XX/2016 not received by borrower at least four (4) business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XXX due to addition of  fees.  No valid COC provided, nor evidence of cure in file.
																																														-
204856641	XXX	XXX	XXX		A	XXX	$XXX	CA	10/XX/2015	9/XX/2015	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage provided is short $XXX. Please provide increased coverage or RCE.										2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 09/XX/2015 Changed Circumstance not provided for GFE dated 09/XX/2015 from GFE dated 09/XX/2015
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the escrow payment that may apply during the first rate adjustment of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "First Adjustment" total payment amount (PITI) on the Final TIL does not match the total payment amount that may apply during the first rate adjustment of the loan.
																																									Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Missing Changed Circumstance for 9/XX/2015 GFE in file. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account disclosure missing in file.					-
204856700	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2017	7/XX/2017	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX.XX% exceeds Guideline combined loan to value percentage of 75.00000%. [3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 70.00000%.	E-sign Consent Agreement is missing. The lender used an appraised value of $XXX. The lower value of the 2 provided appraisals is $XXX was used for calculating LTV/CLTV. The lender used an appraised value of $XXX. The lower value of the 2 provided appraisals is $XXX was used for calculating LTV/CLTV.										3	C	C	C	C
[3] Federal Compliance - Federal LO Compensation Dual Compensation Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XX/20/2017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017)
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/07/XX/2017)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2017)

Federal Compliance - Federal LO Compensation Dual Compensation Dodd Frank Test: Broker was paid compensation fee and credit report fee.
Federal Compliance - ARM Disclosure Status Test: Arm loan program disclosure is missing.
Federal Compliance - CHARM Booklet Disclosure Status: Charm booklet disclosure is missing in file.
Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Individual Loan Originator was not registered at the time of application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of homeowner counseling organization date is 7/XX/2017, application date is 7/XX/2017 which is not within three business days of application.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Application date is 7/XX/2017 initial LE was sent 07/XX/2017.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Evidence of borrower's exact date of receipt is missing from file.
																																										REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.				TILA SOL Not Expired
204856659	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2019	11/XX/2019	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Other not provided	Coverage shortfall of $XXX. Title is held in a personal trust. Trust agreement not provided.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2019 are underdisclosed (Final/12/XX/2019)

Federal Compliance - ARM Disclosure Timing Test: Application date is 11/XX/2019. ARM disclosure was provided to the borrower 12/XX/2019.
Federal Compliance - CHARM Booklet Disclosure Status: No evidence provided that the borrower was provided with Consumer Handbook on Adjustable Rate Mortgages.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed and dated 1003 is missing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeowner 's Counseling list has not been provided.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: Actual property costs is $XXX per year. Final CD shows $XXX per year.
																																														-
204856658	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2019	2/XX/2019	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: Borrower: XXX	E-Sign Consent Agreement not in the file Fraud report not in the file Fraud report document not in the file										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/20/2019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75197)
																																									Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of transmittal and receipt was not provided in the loan file	REVIEWER - CURED COMMENT (2023/XX/26): Sufficient Cure Provided At Closing				-
204856607	XXX	XXX	XXX		A	XXX	$XXX	CA	2/XX/2018	1/XX/2018	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 5.63 is less than Guideline PITIA months reserves of 9.00.	Calculated PITIA months reserves of 5.52 is less than Guideline PITIA months reserves of 9.00							[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2018	Appraisal was made subject to and 442 is not in images.		2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2018)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2018)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)

Federal Compliance - ARM Disclosure Compliant Test: Unable to determine if ARM loan program disclosure is compliant because it is not signed or dated.
Federal Compliance - ARM Disclosure Timing Test: Evidence that the ARM Disclosure was provided to the Borrower within three days of application is missing.
Federal Compliance - CHARM Booklet Disclosure Status: Evidence the Consumer Handbook on Adjustable-Rate Mortgages was provided to the Borrower within three days of application is missing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal receipt not located in the file.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
																																										REVIEWER - CURED COMMENT (2023/XX/25): Sufficient Cure Provided At Closing				-
204856634	XXX	XXX	XXX		A	XXX	$XXX	CA	9/XX/2016	7/XX/2016	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Coverage shortfall of $XXX. No evidence of replacement cost estimator in file.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2016, prior to three (3) business days from transaction date of 09/XX/2016.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)

Federal Compliance - ARM Disclosure Timing Test: Disclosure was provided on 7/XX/2016, not within 3 days of application date 7/XX/2016.
Federal Compliance - CHARM Booklet Disclosure Timing: Disclosure was provided on 7/XX/2016, not within 3 days of application date 7/XX/2016.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Final closing disclosure signed by the borrower on 09/XX/2016 .
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XXX due to increase of title fees.  No valid COC provided and tolerance cure of $XXX is insufficient to cure all tolerance violation.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan)  was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  No valid COC provided and tolerance cure of $XXX is insufficient to cure all tolerance violation.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The fee was disclosure as an underwriting fee on the initial LE and changed to Loan origination fee on the LE issued 7/XX/2016. No valid COC provided and tolerance cure of $XXX is insufficient to cure all tolerance violation.
																																														-
204856629	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2016	1/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX		SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Disaster declaration date is after loan closing; XXX does not require on-going valuation inspections on closed loans. REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. A Post Disaster Inspection is required to verify no damage to the Subject. Exception remains.									2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2016 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/03/XX/2016)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The qualifying rate is the greater of the note rate plus 2% or the fully-indexed rate per guidelines.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial Escrow Account Disclosure is missing
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: Final Closing Disclosure provided on 03/XX/2016 disclosed a Subsequent Changes period is not matching with note terms
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower.
																																											GENERAL COMMENT (2023/XX/25): Disagree; Disaster declaration date is after loan closing; XXX does not require on-going valuation inspections on closed loans.
Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.
																																														-
204856614	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2016	3/XX/2016	Primary	Refinance Rate/Term	ATR Risk	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds Guideline total debt ratio of 44.00000%.	E-sign Consent Agreement is not available on file. Calculated DTI exceeds guidelines. UW did not take into account the borrower's capital losses of $XXX/mo reflected on tax returns. Lender 1008 indicated a DTI slightly higher at 48%.
SELLER - GENERAL COMMENT (2023/XX/18): $XXX per year is the max allowed Cap Gain loss that can be written off per year.  This is considered to be a "paper loss" and does not need to be deducted from income for qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/22): The lender approval and 1008 has a DTI ratio of 48.73%, which exceeds the maximum allowed of 44%.  Exception still valid.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.6) state: "If the Borrower does not rely on investments for income and the loss is more of an impact to the Borrower's assets and not directly related to the Borrower's primary source of income, the loss may be excluded."  The $XXX per year is a 'paper loss' that can be written off each year and does not need to be deducted from income for qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.36244% moderately exceeds the guideline maximum of 44.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

Federal Compliance - Check Loan Designation Match - ATR Risk: Loan considered to be at ATR risk due to DTI issue caused by the borrower's capital losses reflected on the tax returns of $XXX/mo not being taken into account when qualified.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Considered to be at ATR risk due to DTI being over guidelines. UW did not take into account the borrower's capital losses of $XXX/mo reflected on tax returns.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: UW did not take into account the borrower's capital losses of $XXX/mo reflected on tax returns.
Federal Compliance - ARM Disclosure Timing Test: The ARM Disclosure was provided but not dated or signed.

SELLER - GENERAL COMMENT (2023/XX/18): $XXX per year is the max allowed Cap Gain loss that can be written off per year.  This is considered to be a "paper loss" and does not need to be deducted from income for qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/22): The lender approval and 1008 has a DTI ratio of 48.73%, which exceeds the maximum allowed of 44%.  Exception still valid.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.6) state: "If the Borrower does not rely on investments for income and the loss is more of an impact to the Borrower's assets and not directly related to the Borrower's primary source of income, the loss may be excluded."  the $XXX per year is a 'paper loss' that can be written off each year and does not need to be deducted from income for qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): $XXX per year is the max allowed Cap Gain loss that can be written off per year.  This is considered to be a "paper loss" and does not need to be deducted from income for qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/22): The lender approval and 1008 has a DTI ratio of 48.73%, which exceeds the maximum allowed of 44%.  Exception still valid.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.6) state: "If the Borrower does not rely on investments for income and the loss is more of an impact to the Borrower's assets and not directly related to the Borrower's primary source of income, the loss may be excluded."  The $XXX per year is a 'paper loss' that can be written off each year and does not need to be deducted from income for qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): $XXX per year is the max allowed Cap Gain loss that can be written off per year.  This is considered to be a "paper loss" and does not need to be deducted from income for qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/22): The lender approval and 1008 has a DTI ratio of 48.73%, which exceeds the maximum allowed of 44%.  Exception still valid.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.6) state: "If the Borrower does not rely on investments for income and the loss is more of an impact to the Borrower's assets and not directly related to the Borrower's primary source of income, the loss may be excluded."  the $XXX per year is a 'paper loss' that can be written off each year and does not need to be deducted from income for qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

GENERAL COMMENT (2023/XX/18): $XXX per year is the max allowed Cap Gain loss that can be written off per year.  This is considered to be a "paper loss" and does not need to be deducted from income for qualifying.

GENERAL COMMENT (2023/XX/18): $XXX per year is the max allowed Cap Gain loss that can be written off per year.  This is considered to be a "paper loss" and does not need to be deducted from income for qualifying.

GENERAL COMMENT (2023/XX/18): $XXX per year is the max allowed Cap Gain loss that can be written off per year.  This is considered to be a "paper loss" and does not need to be deducted from income for qualifying.

GENERAL COMMENT (2023/XX/18): $XXX per year is the max allowed Cap Gain loss that can be written off per year.  This is considered to be a "paper loss" and does not need to be deducted from income for qualifying.

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.6) state: "If the Borrower does not rely on investments for income and the loss is more of an impact to the Borrower's assets and not directly related to the Borrower's primary source of income, the loss may be excluded."  The $XXX per year is a 'paper loss' that can be written off each year and does not need to be deducted from income for qualifying.

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.6) state: "If the Borrower does not rely on investments for income and the loss is more of an impact to the Borrower's assets and not directly related to the Borrower's primary source of income, the loss may be excluded."  The $XXX per year is a 'paper loss' that can be written off each year and does not need to be deducted from income for qualifying.

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.6) state: "If the Borrower does not rely on investments for income and the loss is more of an impact to the Borrower's assets and not directly related to the Borrower's primary source of income, the loss may be excluded."  the $XXX per year is a 'paper loss' that can be written off each year and does not need to be deducted from income for qualifying.

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. XXX guidelines (RLU-NA section 302-1.8.6) state: "If the Borrower does not rely on investments for income and the loss is more of an impact to the Borrower's assets and not directly related to the Borrower's primary source of income, the loss may be excluded."  the $XXX per year is a 'paper loss' that can be written off each year and does not need to be deducted from income for qualifying.
																																														TILA ATR/QM
204856671	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2016	12/XX/2015	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] General - Initial Rate Lock rate date is not documented in file.	Initial rate lock document is missing in the file										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2016)
[2] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.

Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet, not provided by the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File is missing evidence the borrower was provided and received a copy of the appraisal at least 3 business days prior to closing.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial rate set document is not provided by borrwoer
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Evidence the List of Homeownership Counseling Organizations was provided to the borrower with in 3 business days of application is missing.
																																										REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				-
204856603	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2017	3/XX/2017	Primary	Refinance Cash-out - Other	ATR Risk	3	C	C	C	C
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX.XX% exceeds Guideline combined loan to value percentage of 75.00000%.
[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX.XX% exceeds Guideline loan to value percentage of 75.00000%.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
																									The maximum LTV/CLTV ratio is 75%, on a cash out refinance, with a loan amount of $XXX and a credit score greater than 740. The maximum CLTV ratio is 75%, on a cash out refinance, with a loan amount of $XXX and a credit score greater than 740. The maximum LTV ratio is 75%, on a cash out refinance, with a loan amount of $XXX and a credit score greater than 740. Hazard Insurance Coverage Amount is insufficient with $XXX , please provide Replacement cost estimator with sufficient coverage.
REVIEWER - GENERAL COMMENT (2023/XX/13): Borrower credit score is 733, which does not qualify for higher LTV/CLTV. Documentation provided does not show evidence of the higher credit required.
REVIEWER - GENERAL COMMENT (2023/XX/01): Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/03): Based on the guides used 01/XX/2017 for an IO primary cash out loan, the  maximum LTV/TLTV is 70%. 75% LTV/TLTV is allowed if the fico equals or exceeds 740 which the borrower does not qualify for.
SELLER - GENERAL COMMENT (2023/XX/18): Max LTV of 80% due to 18 month reserrves enhancement for program . Counter 1st mortgage to a rate and term not a cash out. Cash out is on the 2nd (new)
REVIEWER - GENERAL COMMENT (2023/XX/22): Subject transaction is a cash-out refinance, condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/13): Borrower credit score is 733, which does not qualify for higher LTV/CLTV. Documentation provided does not show evidence of the higher credit required.
REVIEWER - GENERAL COMMENT (2023/XX/01): Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/03): Based on the guides used 01/XX/2017 for an IO primary cash out loan, the  maximum LTV/TLTV is 70%. 75% LTV/TLTV is allowed if the fico equals or exceeds 740 which the borrower does not qualify for.
REVIEWER - GENERAL COMMENT (2023/XX/13): Borrower credit score is 733, which does not qualify for higher LTV/CLTV. Documentation provided does not show evidence of the higher credit required.
REVIEWER - GENERAL COMMENT (2023/XX/01): Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/03): Based on the guides used 01/XX/2017 for an IO primary cash out loan, the  maximum LTV/TLTV is 70%. 75% LTV/TLTV is allowed if the fico equals or exceeds 740 which the borrower does not qualify for.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75206)

Federal Compliance - Check Loan Designation Match - ATR Risk: The maximum LTV/CLTV ratio is 75%, on a cash out refinance, with a loan amount of $XXX and a credit score greater than 740, causing the loan to waterfall through the QM Testing.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: The maximum LTV/CLTV ratio is 75%, on a cash out refinance, with a loan amount of $XXX and a credit score greater than 740, causing the loan to waterfall through the QM Testing.
Federal Compliance - Guideline Deficiency - ATR Impact: The maximum LTV/CLTV ratio is 75%, on a cash out refinance, with a loan amount of $XXX and a credit score greater than 740, causing the loan to waterfall through the QM Testing.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing in file, Please provide.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Wire /Funding/ Disbursement Fee disclosed was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.

BUYER - GENERAL COMMENT (2023/XX/12): ATR Related
REVIEWER - GENERAL COMMENT (2023/XX/13): Borrower credit score is 733, which does not qualify for higher LTV/CLTV. Documentation provided does not show evidence of the higher credit required.
REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/03): Based on the guides used 01/XX/2017 for an IO primary cash out loan, the  maximum LTV/TLTV is 70%. 75% LTV/TLTV is allowed if the fico equals or exceeds 740 which the borrower does not qualify for.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Subject transaction is a cash-out refinance, condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/13): Borrower credit score is 733, which does not qualify for higher LTV/CLTV.  Documentation provided does not show evidence of the higher credit required.
REVIEWER - GENERAL COMMENT (2023/XX/01): Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/03): Based on the guides used 01/XX/2017 for an IO primary cash out loan, the  maximum LTV/TLTV is 70%. 75% LTV/TLTV is allowed if the fico equals or exceeds 740 which the borrower does not qualify for.
SELLER - GENERAL COMMENT (2023/XX/18): Max LTV of 80% due to 18 month reserrves enhancement for program . Counter 1st mortgage to a rate and term not a cash out. Cash out is on the 2nd (new)
REVIEWER - GENERAL COMMENT (2023/XX/22): Subject transaction is a cash-out refinance, condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/13): Borrower credit score is 733, which does not qualify for higher LTV/CLTV. Documentation provided does not show evidence of the higher credit required.
REVIEWER - GENERAL COMMENT (2023/XX/01): Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/03): Based on the guides used 01/XX/2017 for an IO primary cash out loan, the  maximum LTV/TLTV is 70%. 75% LTV/TLTV is allowed if the fico equals or exceeds 740 which the borrower does not qualify for.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): Subject transaction is a cash-out refinance, condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): Max LTV of 80% due to 18 month reserrves enhancement for program . Counter 1st mortgage to a rate and term not a cash out. Cash out is on the 2nd (new)

GENERAL COMMENT (2023/XX/18): Max LTV of 80% due to 18 month reserrves enhancement for program . Counter 1st mortgage to a rate and term not a cash out. Cash out is on the 2nd (new)

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error.

GENERAL COMMENT (2023/XX/25): Agree with error.
																																														TILA ATR/QM
204856597	XXX	XXX	XXX		A	XXX	$XXX	CA	7/XX/2016	5/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in file.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/06/XX/2016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased from baseline of $XXX to $XXX with no valid COC or cure provided.
																																														-
204856618	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2016	9/XX/2016	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing in file	REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				-
204856676	XXX	XXX	XXX		A	XXX	$XXX	CA	10/XX/2018	9/XX/2018	Primary	Refinance Cash-out - Other	ATR Fail	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2016	Borrower: XXX IRA Award letter missing in the file . Loan file missing a paystub dated no more than 90 days prior to the Note date for XXX. YTD paystub in the file does not support all XXX income as indicated on the 1003. Additional pay statement from XXX. required to include income as indicated on Income Worksheet and 1003. Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent.
REVIEWER - GENERAL COMMENT (2023/XX/13): EXCEPTION HISTORY - Exception Explanation was updated on 06/XX/2023 PRIOR Exception Explanation: Paystubs
REVIEWER - GENERAL COMMENT (2023/XX/27): Condition remains for missing VVOE for current employment.
SELLER - GENERAL COMMENT (2023/XX/18): IRA Award letter IS NOT required when the borrower has reached the age where Required Minimum Distribution must be taken. Loan qualified using the RMD. See XXX #XXX asset statement for Wayne Brown. The 2018 RMD was $XXX ($XXX per month) per IRA asset statement and supports income used to qualify per income worksheet.
REVIEWER - GENERAL COMMENT (2023/XX/22): An Award Letter was provided.  A VVOE dated within 10 days prior to the Note date is missing for the Borrower's XXX W2 Wage Earner employment as required by the guidelines is missing.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): A VVOE dated within 10 business days prior to the note date for the XXX as required by the guidelines is missing.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): All conditions and guidelines were met for Portfolio program.
REVIEWER - GENERAL COMMENT (2023/XX/22): A VVOE dated within 10 days prior to the Note date is missing for the Borrower's XXX W2 Wage Earner employment as required by the guidelines is missing.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2018, prior to three (3) business days from transaction date of 10/XX/2018.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - Check Loan Designation Match - ATR: Loan Designation discrepancy is caused by excessive DTI due to insufficient income. Schedule C income at origination was greater than Schedule C income at review.
Federal Compliance - General Ability To Repay Provision Employment - W-2: Loan file missing a paystub dated no more than 90 days prior to the Note date for XXX. YTD paystub in the file does not support all XXX income as indicated on the 1003. Additional pay statement from XXX. required to include income as indicated on Income Worksheet and 1003.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Guidelines Violation caused by excessive DTI due to insufficient income. Schedule C income at origination was greater than Schedule C income at review.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: The guideline deficiencies are caused by excessive DTI due to insufficient income. Schedule C income at origination was greater than Schedule C income at review. Missing VVOEs as well.
Federal Compliance - CHARM Booklet Disclosure Status: The file was missing evidence the CHARM Booklet was provided to borrower at least 4 days prior to closing.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Additional CD sent 10/XX/2018, making it the Final CD. It was not signed by the borrower, so the 3 day mail rule applies and the 3 day recession apply. The eligible disbursement would have been 10/XX/2018, however documentation reflects this loan funding 10/XX/2018. Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Additional CD sent 10/XX/2018, making it the Final CD. It was not signed by the borrower, so the 3 day mail rule applies and the 3 day recession apply. The eligible disbursement would have been 10/XX/2018, however documentation reflects this loan funding 10/XX/2018. Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.

REVIEWER - GENERAL COMMENT (2023/XX/13): DTI exceeds 45% allowable. Origination 1008 reflect DTI over 45%. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/01): Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): A VVOE dated within 10 business days prior to the note date as required by the guidelines is missing which resulted in a loan designation of ATR fail.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/13): Reviewed all trailing documents. The income (or whatever documentation) documentation to clear the exception was not among them. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/01): Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Borrower is not a direct employee of XXX. Borrower is a XXX through the XXX program for the XXX.  The income is non-taxable and grossed up by the underwriter per detailed notes in the income workbook, hence why the income on the 1003 does not align with the paystubs provided. Borrower receives two sources of XXX income (XXX and XXX) XXX is the paying agency for the state of California. There's substantial documentation in the loan file to support use of income and the underwriter's calculations (paystubs, letter from XXX verifying state program etc). Letter from XXX states borrower will receive income for XXX. No license is required for being a XXX through the state program.
REVIEWER - GENERAL COMMENT (2023/XX/22): A VVOE dated within 10 business days prior to the note date as required by the guidelines is missing
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
BUYER - GENERAL COMMENT (2023/XX/12): ATR Related
REVIEWER - GENERAL COMMENT (2023/XX/13): No new documentation provided. The same loan file was uploaded again and nothing to address the excessive ratios
REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/03): All conditions have not been met. The maximum DTI per the 30 IO arm guides is 45%. Loan was approved with a 45.316% DTI which exceeds guides. File is also missing a current paystub and VVOE for the primary borrower's wages as required by guides and addressed earlier. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): A VVOE dated within 10 business days prior to the note date as required by the guidelines is missing
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/03): All conditions have not been met. The maximum DTI per the 30 IO arm guides is 45%. Loan was approved with a 45.316% DTI which exceeds guides. File is also missing a current paystub and VVOE for the primary borrower's wages as required by guides and addressed earlier. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): A VVOE dated within 10 business days prior to the note date for the XXX as required by the guidelines is missing.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/13): Evidence of distribution provided as 10/XX/2018. Based on Final CD date of 10/XX/2018, which was presumed received 10/XX/2018, the funding should have occurred no sooner than 10/XX/2018. Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.
REVIEWER - GENERAL COMMENT (2023/XX/01): Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/13): Evidence of distribution provided as 10/XX/2018. Based on Final CD date of 10/XX/2018, which was presumed received 10/XX/2018, the funding should have occurred no sooner than 10/XX/2018. Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.
REVIEWER - GENERAL COMMENT (2023/XX/01): Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.

GENERAL COMMENT (2023/XX/18): IRA Award letter IS NOT required when the borrower has reached the age where Required Minimum Distribution must be taken. Loan qualified using the RMD. See XXX #XXX asset statement for Wayne Brown. The 2018 RMD was $XXX ($XXX per month) per IRA asset statement and supports income used to qualify per income worksheet.

GENERAL COMMENT (2023/XX/18): All conditions and guidelines were met for Portfolio program.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): Borrower is not a direct employee of XXX. Borrower is a XXX through the XXX program for the XXX.  The income is non-taxable and grossed up by the underwriter per detailed notes in the income workbook, hence why the income on the 1003 does not align with the paystubs provided. Borrower receives two sources of XXX income (XXX and XXX) XXX is the paying agency for the state of California. There's substantial documentation in the loan file to support use of income and the underwriter's calculations (paystubs, letter from XXX verifying state program etc). Letter from XXX states borrower will receive income for XXX. No license is required for being a XXX through the state program.

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
																																														TILA ATR/QM
204856615	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2016	1/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2014 [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Missing prior Verification of Employment documenting prior dates of employment with XXX 6/XX/1990 to 10/XX/2014 on a sub-contractor basis. Borrower’s recent hire date with XXX is documented as 10/XX/2014 as an employee. Using the $XXX dwelling coverage listed on the insurance binder, the coverage shortage is $XXX.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
																																									Federal Compliance - ARM Disclosure Timing Test: ARM Disclosure in file is not daed or ackowledged by Borrower(s) Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Earliest Closing Disclosure dated 5/XX/2016 provided and received by Borrower on 5/XX/2016 closing date. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid Change of Circumstance for fee dissclosed in CD dated 5/XX/2016. Final Closing Disclosure does not disclose a Lender cure credit sufficient to cure tolerance.					-
204856663	XXX	XXX	XXX		A	XXX	$XXX	CA	9/XX/2016	7/XX/2016	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/09/XX/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2016)
																																									Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Final Closing Disclosure provided on 09/XX/2016 does not disclose the reason the loan will not have an escrow account. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure 09/XX/2016 not provided to Borrower(s) at least three (3) business days prior to closing.					-
204856584	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2017	3/XX/2017	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	E-sign Consent Agreement is missing in file. The subject property is located in a FEMA disaster that does not have a declared end date.	BUYER - GENERAL COMMENT (2023/XX/31): Utilize updated BPO to access no damage at property REVIEWER - GENERAL COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage.									2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017) [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - CHARM Booklet Disclosure Status: CHARM booklet missing in file. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: We do have evidence of borrower receiving a copy of the valuation 3 business days prior to closing. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing in file.					-
204856649	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2015	1/XX/2015	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2015, prior to three (3) business days from transaction date of 03/XX/2015.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
																																									Application / Processing - Missing Document: Missing Lender's Initial 1003: 1003 Not signed Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Individual Loan Originator NMLSR information does not match the NMLS website details.					-
204856664	XXX	XXX	XXX		B	XXX	$XXX	FL	7/XX/2023	6/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2023) [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification final appraisal report was delivered to borrower at least 3 business days prior to closing was not provided. Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure is missing.					-
204856588	XXX	XXX	XXX		B	XXX	$XXX	FL	8/XX/2022	11/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:5046/06/XX/2022) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file of when the borrower received a copy of the last appraisal dated 09/XX/2022. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.					-
204856640	XXX	XXX	XXX		B	XXX	$XXX	NY	8/XX/2022	5/XX/2022	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance shortfall per listed coverage.										2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Services Sales Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75245)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid cure document or Change of circumstance not provided. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid cure document or Change of circumstance not provided.					-
204856589	XXX	XXX	XXX		B	XXX	$XXX	NY	6/XX/2023	4/XX/2023	Investment	Purchase	N/A	1	A	A	A	A																	1	A	A	A	A							-
204856692	XXX	XXX	XXX		B	XXX	$XXX	CA	12/XX/2022	11/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Closing / Title - Missing Document: Co-Op UCC1 not provided [3] Closing / Title - Missing Document: Co-Op Consent not provided [3] Closing / Title - Missing Document: Co-Op Individual Lien Search not provided [3] Closing / Title - Missing Document: Co-Op Lease Assignment not provided [3] Closing / Title - Missing Document: Co-Op Project Lien Search not provided [3] Closing / Title - Missing Document: Co-Op Stock Certificate not provided [3] Closing / Title - Missing Document: Co-Op Stock Power not provided											2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing: FACTA Credit Score Disclosure was not provided.					-
204856647	XXX	XXX	XXX		B	XXX	$XXX	TX	11/XX/2022	9/XX/2022	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B														[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2022	Missing final inspection verifying required repairs are completed.		2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:5052/10/XX/2022) [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Neither evidence of delivery of preliminary appraisal nor compliant acknowledgment of receipt signed at closing provided.					-
204856693	XXX	XXX	XXX		B	XXX	$XXX	WI	3/XX/2023	3/XX/2023	Primary	Purchase	Safe Harbor QM (43-Q)	3	C	C	C	C						[3] Asset Documentation - Asset documentation requirements not met. [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. [3] General - Missing Document: Explanation Letter not provided [3] Guideline Issue - The FHA Minimum Required Investment was not met per the documented Assets in file.: Total Borrower Contribution (Per Assets): $XXX; Borrower's % Investment (Per Assets): 1.52592%	No explanation was provided to support the large deposit in the amount of $XXX to XXX $XXX on 3/XX/22. Large deposit in the amount of $XXX to XXX $XXX on 3/XX/22 was excluded from qualifying assets because a LOE was not provided. No explanation was provided to support the large deposit in the amount of $XXX to XXX $XXX on 3/XX/22 as required by the FHA manual underwriting guidelines.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.

Federal Compliance - Check Loan Designation Match - QM: No explanation was provided to support the large deposit in the amount of $XXX to XXX $XXX on 3/XX/22 as required by the FHA manual underwriting guidelines.
Federal Compliance - HUD QM AU Finding Fail: No explanation was provided to support the large deposit in the amount of $XXX to XXX $XXX on 3/XX/22 as required by the FHA manual underwriting guidelines.
																																														TILA ATR/QM
204856694	XXX	XXX	XXX		B	XXX	$XXX	IL	7/XX/2023	5/XX/2023	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2023)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																																									Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower signed Appraisal Waiver on 07/XX/2023. Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure is missing. Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date is missing.					-
204856670	XXX	XXX	XXX		B	XXX	$XXX	GA	10/XX/2022	9/XX/2022	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure was not provided. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations was not provided.					-
204856704	XXX	XXX	XXX		B	XXX	$XXX	AL	10/XX/2021	8/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003	Signed & dated final 1003 is missing in file.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2021 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/10/XX/2021)
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/09/XX/2021)

Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Right to receive a copy of appraisal disclosure was not provided within 3 days of loan application.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal Report dated 09/XX/2021 missing evidence of receipt.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: Final Closing Disclosure provided on 10/XX/2021 disclosed an Initial Escrow Payment that includes both borrower and seller paid amounts. in which $XXX property Tax is paid by Seller & $XXX is paid by Buyer.
Federal Compliance - TRID Loan Estimate Timing: Application date 08/XX/2021, earliest Loan Estimate in file is 09/XX/2021.
																																														-
204856605	XXX	XXX	XXX		B	XXX	$XXX	CT	7/XX/2023	6/XX/2023	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	A	A	A	A						[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date 07/XX/2023, Disbursement Date: 07/XX/2023	Provide updated Hazard Insurance Policy covering Note date or Disbursement Date: 07/XX/2023 , currently provided binder Effective Date is 07/XX/2023										1	A	A	A	A							-
204856688	XXX	XXX	XXX		B	XXX	$XXX	CA	12/XX/2021	10/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/XX/2021)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Copy/Rush Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7594)
																																									Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence appraisal was received by borrower prior to closing is missing. Federal Compliance - (Missing Data) Last Rate Set Date: The file is missing Rate Lock agreement.	REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing				-
204856678	XXX	XXX	XXX		B	XXX	$XXX	CA	6/XX/2022	5/XX/2022	Primary	Purchase	HUD Safe Harbor QM	2	B	B	B	B
[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)
[3] Missing Document - FHA Connection Condominiums List is missing.: Disclosure: FHA Connection Condominiums List (Government Documents)
[3] Missing Document - FHA Lender Certification (Condo Financing) is missing.: Disclosure: FHA Lender Certification (Condo Financing) (Government Documents)
[3] Guideline Issue - FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2021
[3] Guideline Issue - FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2021
[3] Application / Processing - Missing Document: Verification of Identification not provided
[3] Guideline Issue - The FHA Minimum Required Investment was not met per the Total Calculated Cash to Close on the CD.: CD Total Borrower Contribution:   -$XXX; CD Borrower's % Investment: -93.76208%;
[2] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[2] Government Documentation - FHA - Lead Based Paint Attachment was provided at or after closing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents) Provided Date: 06/XX/2022; Consummation Date: 06/XX/2022
[2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA
																									2021 1040's are not signed and dated. 2021 1040's are not signed and dated.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2022)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2022)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591)

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Appraisal report dated 5/XX/2022 missing evidence of receipt.
Federal Compliance - FACTA Disclosure Missing: Missing FACTA Disclosure provided to Borrower(s).
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issued 5/XX/2022 missing evidence of receipt. Presumed 6/XX/2022 delivery date would not have been at least 3 business days prior to consummation on 6/XX/2022.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee increased in CD issued 6/XX/2022 with no valid Change of Circumstances evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee amount increased in CD issued 6/XX/2022 with no valid Change of Circumstances evident.
																																														-
204856651	XXX	XXX	XXX		B	XXX	$XXX	OR	9/XX/2021	8/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
204856617	XXX	XXX	XXX		B	XXX	$XXX	FL	1/XX/2022	11/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561)
																																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.					-
204856653	XXX	XXX	XXX		B	XXX	$XXX	MA	3/XX/2020	1/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A																	1	A	A	A	A	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing				-
204856639	XXX	XXX	XXX		B	XXX	$XXX	UT	9/XX/2021	8/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7334)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid cure document or Change of circumstance not provided.					-
204856684	XXX	XXX	XXX		B	XXX	$XXX	DE	10/XX/2021	8/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower for Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX					-
204856666	XXX	XXX	XXX		B	XXX	$XXX	MI	3/XX/2022	2/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2022)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing					-
204856625	XXX	XXX	XXX		B	XXX	$XXX	AZ	10/XX/2021	9/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: 10/XX/2021 Issue Date: 10/XX/2021; Received Date: 10/XX/2021; Signed Date: 10/XX/2021
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: 10/XX/2021 Issue Date: 10/XX/2021; Received Date: 10/XX/2021; Signed Date: 10/XX/2021
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
																																									Document Error - Closing Disclosure: Dates are not in chronological order.: Closing Disclosure with issue date 10/XX/2021 was signed by borrower on 10/XX/2021. Document Error - Closing Disclosure: Dates are not in chronological order.: Closing Disclosure with issue date 10/XX/2021 was signed 10/XX/2021. Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits was last disclosed as -$XXX on LE but disclosed as -$XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, no evidence of cure in file.					-
204856583	XXX	XXX	XXX		B	XXX	$XXX	NV	12/XX/2021	11/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
204856672	XXX	XXX	XXX		B	XXX	$XXX	CO	10/XX/2021	9/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
204856669	XXX	XXX	XXX		B	XXX	$XXX	OK	6/XX/2022	5/XX/2022	Investment	Purchase	N/A	2	B	B	B	B						[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds AUS total debt ratio of 20.00000%.	AUS Findings: Investor qualifying total debt ratio discrepancy due mismatch payments in REO properties.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2022)						-
204856637	XXX	XXX	XXX		B	XXX	$XXX	SC	9/XX/2021	4/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75104)
																																									Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document not provided. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Homeownership Counseling List is missing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Review Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file.					-
204856667	XXX	XXX	XXX		B	XXX	$XXX	DE	10/XX/2021	9/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
204856630	XXX	XXX	XXX		B	XXX	$XXX	AZ	9/XX/2021	8/XX/2021	Second Home	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
204856680	XXX	XXX	XXX		B	XXX	$XXX	NJ	9/XX/2021	7/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77101)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2550326)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/09/XX/2021)

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credits Fee was  last disclosed as -$XXX on Loan Estimate but disclosed as -$XXX on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Flood Certification Fee was  last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-inspection Fee was  last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Projected Payments: Final Closing Disclosure provided on 09/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.  ** This is due to Initial escrow
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: Final Closing Disclosure provided on 09/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
																																										REVIEWER - CURED COMMENT (2024/XX/26): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/26): Sufficient Cure Provided At Closing				-
204856635	XXX	XXX	XXX		B	XXX	$XXX	OH	3/XX/2022	2/XX/2022	Investment	Purchase	N/A	2	B	B	B	B						[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX.XX% exceeds AUS total debt ratio of 37.69000%. [3] Income Documentation - REO Documents are missing.: Address: XXX, OH Insurance Verification, Statement, Tax Verification [3] Income Documentation - REO Documents are missing.: Address: XXX, OH Insurance Verification, Statement, Tax Verification	Calculated DTI of XX.XX% exceeds the DU approved DTI of 37.69%, the file is missing documentation on recently purchased rental properties at XXX and XXX $XXX to verify PITIA. Using Lender provided values the rental income calculation the DTI exceeds the DU allowed maximum. Missing verification of PITIA for recently purchased property at XXX. Missing verification of PITIA for recently purchased property at XXX.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation. (Type:Primary/03/XX/2022) [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation: Appraisal waiver not signed 3 business days prior to closing. Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure is missing.					-
204856606	XXX	XXX	XXX		B	XXX	$XXX	NY	11/XX/2021	8/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: 11/XX/2021 Issue Date: 11/XX/2021; Received Date: 11/XX/2021; Signed Date: 11/XX/2021
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 11/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Document Error - Closing Disclosure: Dates are not in chronological order.: Final Closing Disclosure has an issue date of 11/XX/2021 but is signed by the Borrower on 11/XX/2021.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The file contains two substantially incomplete Closing Disclosure on pages 2, 4 and 5 with an issue date of 11/XX/2021 that has no APR listed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points fee was disclosed on the initial Loan Estimate as $XXX and on the final Closing Disclosure as $XXX. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure.
																																														-
204856642	XXX	XXX	XXX		B	XXX	$XXX	NY	10/XX/2019	9/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 10/XX/2019). (Final/10/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2019). (Final/10/XX/2019)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2019)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 10/XX/2019 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Closing Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX. Variance = $XXX.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Closing Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX. Variance = XXX.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: APR increased on 10/XX/2019 CD, this was not within 3 business days of 11/XX/2019 closing date.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX  exceeds tolerance of $XXX  plus 10% or $XXX. Insufficient or no cure was provided to the borrower. No Valid change circumstance in file
																																														-
204856601	XXX	XXX	XXX		B	XXX	$XXX	NY	2/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 02/XX/2021 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/02/XX/2021)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 02/XX/2021 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/02/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - (Missing Data) Last Rate Set Date: The documentation provided does not reflect the date on which the loan was locked, only the date on which the document was printed/generated.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Incomplete Closing Disclosure(s), which appear to have been generated by the closing agent, are included in analysis.  Issue date is not disclosed on the document.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Incomplete Closing Disclosure(s), which appear to have been generated by the closing agent, are included in analysis.  Issue date is not disclosed on the document.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $XXX on the initial Loan Estimate but disclosed as $XXX on the Final Closing Disclosure.  A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.
																																														-
204856599	XXX	XXX	XXX		B	XXX	$XXX	NY	4/XX/2021	1/XX/2021	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/02/XX/2021)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
																																									Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Proof of delivery of appraisal to the borrower not provided.	REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing				-
204856689	XXX	XXX	XXX		B	XXX	$XXX	CA	6/XX/2021	2/XX/2021	Primary	Purchase	Safe Harbor QM	3	C	C	B	B						[3] Income Documentation - Income Docs Missing:: Borrower: XXX, Borrower: XXX 4506-C (2019), 4506-C (2020) 4506-C (2019), 4506-C (2020) [3] Income Documentation - Income documentation requirements not met.	4506-C in file does not have the years completed. Completed 4506-C missing from the file for each borrower.										3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)

Federal Compliance - Check Loan Designation Match - QM: Waterfall due to file missing a completed 4506-C for each borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Transfer Tax Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.
																																										REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing				TILA ATR/QM
204856586	XXX	XXX	XXX		B	XXX	$XXX	NY	3/XX/2020	1/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/02/XX/2020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of Borrower receipt of them secondary evaluation with report date 02/XX/2020 was not provided.					-
204856636	XXX	XXX	XXX		B	XXX	$XXX	NY	12/XX/2019	8/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2019)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing initial closing disclosure.					-
204856695	XXX	XXX	XXX		B	XXX	$XXX	NY	4/XX/2021	2/XX/2021	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 04/XX/2021). (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2021). (Final/04/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Individual Loan Originator not licensed to conduct loan origination activities.
Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Individual Loan Originator not licensed to conduct loan origination activities.
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on 04/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on 04/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																														-
204856593	XXX	XXX	XXX		B	XXX	$XXX	CA	2/XX/2020	1/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2020)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2020 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2545626)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2020 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2545625)
																																									Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three business days prior to closing, and appraisal was not provided at or before closing.	REVIEWER - CURED COMMENT (2024/XX/26): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/26): Sufficient Cure Provided At Closing				-
204856619	XXX	XXX	XXX		B	XXX	$XXX	NY	2/XX/2020	11/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Appraisal Review).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7510)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XXX, No valid Change of circumstance provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Management Fee was  last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, $XXX of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was  last disclosed as $XXX on Loan Estimate but disclosed as $XXX.00 on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file.
																																														-
204856590	XXX	XXX	XXX		B	XXX	$XXX	NY	5/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided	Fraud Report is missing										2	B	B	B	B
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2021)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2021 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on 05/XX/2021 not received by borrower at least four (4) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. A valid COC or cure were not provided to the borrower.
																																														-
204856612	XXX	XXX	XXX		B	XXX	$XXX	NY	9/XX/2019	4/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2019)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2019)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7743)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73109)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal receipt missing on file
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on 08/XX/2019 not received by borrower at least four (4) business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid change of circumstance for this fee, Insufficient or no cure was provided to the borrower
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower
																																														-
204856699	XXX	XXX	XXX		B	XXX	$XXX	WA	12/XX/2020	11/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A																	1	A	A	A	A							-
204856624	XXX	XXX	XXX		B	XXX	$XXX	NY	11/XX/2019	9/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided	Fraud Report is missing in file.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 11/XX/2019). (Final/11/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2019). (Final/11/XX/2019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal was delivered to borrower not provided in file.
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Valid Change Circumstance is not provided.
																																										REVIEWER - CURED COMMENT (2024/XX/24): Sufficient Cure Provided At Closing				-
204856703	XXX	XXX	XXX		B	XXX	$XXX	NY	7/XX/2021	5/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A																	1	A	A	A	A
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2550256)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2550255)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Variance in Hazard insurance premium and Taxes on documents VS in final CD.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Variance in Hazard insurance premium and Taxes on documents VS in final CD.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A revised final CD or a changed circumstance should be provided to validate the fee modification on the final CD that was released on 07/XX/2021, with no noticeable valid change.
																																										REVIEWER - CURED COMMENT (2024/XX/25): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/25): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/25): Sufficient Cure Provided At Closing				-
204856683	XXX	XXX	XXX		B	XXX	$XXX	NJ	2/XX/2020	1/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2020)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/01/XX/2020)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2020 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2544958)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2020 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2544957)

Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: The consumer was not provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of Borrower receipt of the appraisal with report date 02/XX/2020 was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: :List of Homeownership Counseling Organizations not provided to applicant within three business days of application.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower within three business days of application.
																																										REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing				-
204856646	XXX	XXX	XXX		B	XXX	$XXX	NY	2/XX/2020	9/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Service Fee).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75246)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal delivery not provided.  The version of the acknowledgment of receipt signed at closing has been deemed non-compliant as it does not specify whether borrower is acknowledging receipt of appraisal at least 3 business days prior to closing or has previously waived the delivery timing requirements and has received the appraisal.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $XXX on the initial Loan Estimate but disclosed as $XXX on the Final Closing Disclosure.  A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was not disclosed on the initial Loan Estimate.  A valid change of circumstance not provided for disclosure of new fee and no evidence of tolerance cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $XXX on the Closing Disclosure issued on 12/XX/2019 but disclosed as $XXX on the Final Closing Disclosure.  A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.
																																														-
204856657	XXX	XXX	XXX		B	XXX	$XXX	WA	10/XX/2019	8/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. A valid COC, nor a cure tolerance were provided.					-
204856661	XXX	XXX	XXX		B	XXX	$XXX	TX	10/XX/2019	10/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated 10/XX/2019 missing evidence of receipt.					-
204856627	XXX	XXX	XXX		B	XXX	$XXX	NJ	3/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Safe Harbor QM	3	C	C	B	B
[3] Income Documentation - Income documentation requirements not met.
[3] Guideline Issue - This loan closed during the COVID-19 affected timeframe. VOE was not provided within 10 days before note date or prior to disbursement date. At least one of these requirements are missing:  Employer Letter, Paystub, Account Statement within 10 days before note date or prior to disbursement date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2017 Note Date: 03/XX/2021
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2017
																									Verification of employment was not provided within 10 business days prior to the note date. Verification of employment was not provided within 10 business days prior to the note date.										3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2021)

Federal Compliance - Check Loan Designation Match - QM: Loan designation dicrepancy due to missing income documentation. Verification of employment was not provided within 10 business days prior to the note date.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of Borrower receipt of the appraisal with report date 03/XX/2021  was not provided.
																																														TILA ATR/QM
204856660	XXX	XXX	XXX		B	XXX	$XXX	ME	12/XX/2019	9/XX/2019	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[2] Asset Documentation - Asset documentation requirements not met.	Need Most recent Statement for XXX Individual Retirement Account (IRA). Provided Statement is from 04/XX/2019 to 06/XX/2019 which is over 120 days prior to Closing Date. Documentation of vested balance and evidence Borrower is permitted to make withdrawals is required.	REVIEWER - WAIVED COMMENT (2024/XX/18): Slightly aged document deemed non-material EV2B.									2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restate to NonQM. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated 10/XX/2019 missing evidence of receipt.			Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above 680.		-
204856616	XXX	XXX	XXX		B	XXX	$XXX	DC	1/XX/2020	10/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A																	1	A	A	A	A							-
204856675	XXX	XXX	XXX		B	XXX	$XXX	IN	7/XX/2021	5/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Fraud Report not provided	Received Hazard Insurance which has coverage shortfall of $XXX. Please provide Replacement cost estimator to cover the shortfall. Fraud Report is missing in file.										2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure. Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document not provided.					-
204856652	XXX	XXX	XXX		B	XXX	$XXX	CA	12/XX/2023	11/XX/2023	Investment	Purchase	N/A	1	A	A	A	A						[2] Document Error - The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	The Preliminary title policy amount is blank and a Final Policy was not provided.										1	A	A	A	A							-
204856592	XXX	XXX	XXX		B	XXX	$XXX	TX	8/XX/2023	6/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date 08/XX/2023, Disbursement Date: 08/XX/2023	The Hazard Insurance Policy Effective Date 08/XX/2023 is after the note date 8/XX/2023.										2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/07/XX/2023)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																																									Federal Compliance - FACTA Disclosure Missing: FACTA Credit Score Disclosure not provided in loan file. Federal Compliance - TRID Loan Estimate Timing: Loan application date is 6/XX/2023 and earliest Loan estimate in file is dated 07/XX/2023. Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX, Sufficient or excess cure was provided.	REVIEWER - CURED COMMENT (2024/XX/25): Sufficient Cure Provided At Closing				-
204856613	XXX	XXX	XXX		B	XXX	$XXX	MA	9/XX/2023	6/XX/2023	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Loan File - Missing Document: Hazard Insurance Policy not provided											2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2023)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of Borrower receipt of the appraisal with report date 07/XX/2023 was not provided.
Federal Compliance - FACTA Disclosure Missing: FACTA Credit Score Disclosure was not provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. No valid changed circumstance was provided. No cure was provided to the Borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided. No cure was provided to the Borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided. No cure was provided to the Borrower.
																																											GENERAL COMMENT (2024/XX/03): Appeal: Please see D0310 identifying exemption from MA Borrower's interest requirement. Refi of 2013 mortgage per CBR/Title. GENERAL COMMENT (2024/XX/06): Appeal: This loan is exempt from the cited law. The loan is a refinance of the 2013 mortgage. Chase requirement is for a determination to be made by UW that either the requirements do not apply or a benefit exists. D0310 is confirmation that the requirements do not apply. UW signature is not required.			-
204856638	XXX	XXX	XXX		B	XXX	$XXX	NY	1/XX/2024	12/XX/2023	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A